BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss for basic and diluted loss per share		$ (107,420)	$ (505,330)	$ (67,713)
Denominator:
Weighted average number of ordinary shares and preferred shares used in computing basic net loss per share (in shares)	[1]	293,499,025	235,612,764	155,930,380
Weighted average number of ordinary shares and preferred shares used in computing diluted net loss per share (in shares)	[1]	293,499,025	235,612,764	155,930,380
Class A Ordinary and Preferred Shares
Denominator:
Weighted average number of ordinary shares and preferred shares used in computing basic net loss per share (in shares)		293,499,025	235,612,764	155,930,380
Weighted average number of ordinary shares and preferred shares used in computing diluted net loss per share (in shares)		293,499,025	235,612,764	155,930,380
Basic net loss per ordinary share and preferred share (in USD per share)		$ (0.37)	$ (2.14)	$ (0.43)
Diluted net loss per ordinary share and preferred share (in USD per share)		$ (0.37)	$ (2.14)	$ (0.43)

[1]	Prior period results have been retroactively adjusted to reflect the 1:26.7017 stock split and the changes in par value from 0.01 NIS to no par value effected on July 22, 2021. See also Note 8, Merger with 10X Capital, for details.